Summary of Significant Accounting Policies: - Goodwill (Details) - Hman Group holdings Inc and subsidiaries - USD ($) $ in Thousands	3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 26, 2020	Jun. 26, 2021	Dec. 26, 2020	Dec. 28, 2019	Dec. 29, 2018
Goodwill [Roll Forward]
Goodwill at the beginning		$ 816,200	$ 815,850	$ 800,620
Acquisitions		9,450
Disposals		0
Other		1,319	350
Goodwill at the end	$ 816,200	826,969	816,200	815,850	$ 800,620
Percentage of fair value exceeds carrying value	5.00%
Impairment charges			0	0	$ 0
Hardware and Protective Solutions
Goodwill [Roll Forward]
Goodwill at the beginning		565,578	565,780
Acquisitions		9,450
Disposals		0
Other		13	(202)
Goodwill at the end	$ 565,578	575,041	565,578	565,780
Robotics and Digital Solutions
Goodwill [Roll Forward]
Goodwill at the beginning		220,936	220,936
Acquisitions		0
Disposals		0
Other		0
Goodwill at the end	220,936	220,936	220,936	220,936
Canada
Goodwill [Roll Forward]
Goodwill at the beginning		$ 29,686	29,134
Other			552
Goodwill at the end	$ 29,686		$ 29,686	$ 29,134